Other liabilities and provisions	12 Months Ended
Dec. 31, 2022
Other liabilities and provisions
Other liabilities and provisions

21.  Other liabilities and provisions

	At December 31,
	2022	2021
	$’m	$’m
Other liabilities
Non-current	83	325
Provisions
Current	10	10
Non-current	15	18
	108	353

Other liabilities

Resulting from the AMP Transfer, effective on April 1, 2021, AGSA has a contingent right to receive up to 60.73 million additional shares in the Company (the “Earnout Shares”). The Earnout Shares are issuable by AMP to AGSA subject to attainment of certain share price hurdles, with equal amounts of shares at $13, $15, $16.50, $18, and $19.50, respectively, over a five-year period from the 180th day following the closing of the Merger on August 4, 2021. In accordance with IAS 32 (Financial Instruments—Presentation), the arrangement has been assessed to determine whether the Earnout Shares represent a liability or an equity instrument. As the arrangement may result in AMP issuing a variable number of shares in the future, albeit capped at a total of 60.73 million shares, the Earnout Shares have, in accordance with the requirements of IAS 32, been recognized as a financial liability measured at fair value in the consolidated financial statements. A valuation assessment was performed for the purpose of determining the financial liability using a Monte Carlo simulation using key data inputs for: share price hurdles; risk-free rate (4%); and traded closing AMP share price, with estimates for volatility (50%) (December 31, 2021: volatility 34%) and dividend yield. The estimated valuations of the liability at December 31, 2022, and December 31, 2021, were $76 million and $292 million, respectively. Changes in the fair market valuation of the Earnout Shares of $216 million have been reflected as exceptional finance income within net finance income for the year ended December 31, 2022 (December 31, 2021: exceptional finance expense within net finance expense of $8 million). Any increase or decrease in volatility of 5% would result in an increase or decrease in the liability at December 31, 2022, of approximately $17 million (December 31, 2021: $40 million).

On August 4, 2021, all warrants previously exercisable for the purchase of shares in Gores Holdings V were converted into AMP warrants exercisable for the purchase of ordinary shares in AMP at an exercise price of $11.50 over a five-year period after the closing of the Merger on August 4, 2021. In accordance with IAS 32, those warrants have been recognized as a financial liability measured at fair value in the consolidated financial statements. For the warrants issued to the former sponsors of Gores Holdings V (“Private Warrants”) a valuation was performed for the purpose of determining the financial liability. The valuation applied a Black Scholes model, using a key data input for the risk-free rate (4%), with estimates for volatility (50%) (December 31, 2021: volatility 34%) and dividend yield. All other outstanding warrants (“Public Warrants”) were valued using the traded closing prices of the AMP warrants. The estimated valuations of the liability at December 31, 2022, and December 31, 2021, were $7 million and $33 million, respectively. Changes in the valuation of the Public and Private Warrants of $26 million have been reflected as exceptional finance income within net finance income for the year ended December 31, 2022 (December 31, 2021: $8 million). Any increase or decrease in volatility of 5% would result in an increase or decrease in the fair value of the Private Warrants at December 31, 2022, of approximately $1 million (December 31, 2021: $1 million).

Provisions

Total
provisions
$’m
At January 1, 2021	33
Provided	5
Released	(5)
Paid	(3)
Exchange	(2)
At December 31, 2021	28
Provided	14
Released	(9)
Paid	(7)
Exchange	(1)
At December 31, 2022	25

Provisions relate mainly to probable environmental claims, customer quality claims and tax deferrals arising from the CARES Act. In addition to the aforementioned, provisions also includes non-current amounts in respect of annual, long term (three-year), cash bonus incentive programs for senior management of the Group, of approximately $11 million (2021: $14 million). Current amounts in respect of these long term incentive programs are included in trade and other payables.

The provisions classified as current are expected to be paid in the next twelve months. The timing of non-current provisions is subject to uncertainty.